Organization and Principal Activities (Significant Majority-Owned Subsidiaries and VIEs) (Details)	12 Months Ended
Dec. 31, 2014
Jumei Hongkong Limited ("Jumei Hongkong") [Member]
Direct Subsidiaries
Equity interest held	100.00%
Place and date of incorporation	Sep. 06, 2010
Jumei Hongkong Holding Limited ("Jumei Hongkong Holding") [Member]
Direct Subsidiaries
Equity interest held	100.00%
Place and date of incorporation	Mar. 25, 2014
Beijing Silvia Technology Service Co., Ltd. ("Beijing Jumei") [Member]
Direct Subsidiaries
Equity interest held	100.00%
Place and date of incorporation	Mar. 04, 2011
Shanghai Jumeiyoupin Technology Co., Ltd. ("Shanghai Jumei") (Formerly known as Shanghai Paddy Commerce and Trade Co., Ltd.) [Member]
Direct Subsidiaries
Equity interest held	100.00%
Place and date of incorporation	Jun. 19, 2012
Chengdu Jumeiyoupin Science and Technology Co., Ltd. ("Chengdu Jumei") [Member]
Direct Subsidiaries
Equity interest held	100.00%
Place and date of incorporation	Jul. 19, 2012
Tianjin Cyril Information Technology Co., Ltd. ("Tianjin Cyril") [Member]
Direct Subsidiaries
Equity interest held	100.00%
Place and date of incorporation	Mar. 22, 2013
Tianjin Qianmei International Trading Co., Ltd. ("Tianjin Qianmei") [Member]
Direct Subsidiaries
Equity interest held	100.00%
Place and date of incorporation	Mar. 25, 2013
Tianjin Jumeiyoupin Technology Co., Ltd. ("Tianjin Jumei") (Formerly known as Tianjin Venus Technology Co., Ltd.) [Member]
Direct Subsidiaries
Equity interest held	100.00%
Place and date of incorporation	Dec. 30, 2013
Zhengzhou Venus Information Technology Co., Ltd. ("Zhengzhou Venus") [Member]
Direct Subsidiaries
Equity interest held	100.00%
Place and date of incorporation	Aug. 26, 2014
Suzhou Jumeiyoupin Technology Co., Ltd. ("Suzhou Jumei") [Member]
Direct Subsidiaries
Equity interest held	100.00%
Place and date of incorporation	Oct. 15, 2014
Reemake Media Co., Ltd. ("Reemake Media") [Member]
Variable Interest Entities
Equity interest indirectly held	100.00%
Place and date of incorporation or acquisition	Aug. 05, 2009
Tianjin Yingxun Technology Co., Ltd. ("Tianjin Yingxun") [Member]
Variable Interest Entities
Equity interest indirectly held	100.00%
Place and date of incorporation or acquisition	Aug. 20, 2014
Beijing Shengjinteng Network Science and Technology Co., Ltd. ("Beijing Shengjinteng") [Member]
Variable Interest Entities
Equity interest indirectly held	100.00%
Place and date of incorporation or acquisition	Jan. 16, 2011